UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                                         [ ]

Institutional Investment Manager Filing this Report:

Name:  Ken Roberts Investment Management Inc.
Address:  601 W. Riverside Avenue, Suite 1670
                  Spokane, WA  99201

13F File Number:  28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

  Kenneth Melvin Roberts        Spokane, Washington        November 3, 1999

Report Type (Check only one.):

[X]                       13F HOLDING REPORT
[  ]                       13F NOTICE
[  ]                       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                             FORM 13F INFORMATION TABLE
               Titl            Value             InvstVoting Authority
Name of Issuer Clas  CUSIP    (x$1000) Shares    Dscre(c) None

3 Com Corp     Com 885535104       3437119550 Sh Sole 119550
Actel CorporatiCom 004934105       6469340450 Sh Sole 340450
Advanced Polyme
Systems Inc.   Com 00754G102        186 45100 Sh Sole  45100
American ExpresCom 025816109        317  2351 Sh Sole   2351
Anadarko PetrolCom 032511107       3036 99350 Sh Sole  99350
Autozone Inc.  Com 053332102       4253151545 Sh Sole 151545
Bank of AmericaCom 060505104       3121 56038 Sh Sole  56038
Building Materi
Holding Corp.  Com 120113105        657 65700 Sh Sole  65700
Cabletron SysteCom 126920107       2190139600 Sh Sole 139600
Cascade NaturalCom 147339105        540 30200 Sh Sole  30200
Chevron Corp   Com 166751107        389  4388 Sh Sole   4388
Citigroup      Com 172967101       5429123383 Sh Sole 123383
Clorox CompanieCom 189054109        230  6000 Sh Sole   6000
Data I/O       Com 237690102         25 15450 Sh Sole  15450
EEX CorporationCom 26842V108        401136632 Sh Sole 136632
Emerson ElectriCom 291011104       1092 17287 Sh Sole  17287
Equity Oil CorpCom 294749106        104 69100 Sh Sole  69100
Exxon          Com 302290101        365  4800 Sh Sole   4800
FLIR Systems InCom 302445101        823 63600 Sh Sole  63600
First Industria
Trust Inc.     Com 32054K103        918 37100 Sh Sole  37100
General ElectriCom 369604103        793  6691 Sh Sole   6691
Halliburton Co.Com 406216101       3047 74310 Sh Sole  74310
Hartford Steam Boiler
Insp. & Ins. CoCom 40428N109        477 13550 Sh Sole  13550
HealthSouth CorCom 421924101       2675436700 Sh Sole 436700
Hewlett PackardCom 428236103       6564 72330 Sh Sole  72330
Home Properties
New York       Com 437306103       1230 46100 Sh Sole  46100
ICOS Corp.     Com 449295104       1202 40736 Sh Sole  40736
Ikon Office SolCom 451713101        192 18000 Sh Sole  18000
Intel CorporatiCom 458140100       5635 75830 Sh Sole  75830
International B
Machines       Com 459200101        611  5046 Sh Sole   5046
International RCom 460254105       1457 95550 Sh Sole  95550
JP Realty      Com 46624A106        947 55300 Sh Sole  55300
Kaneb Services Com 484170105        488101300 Sh Sole 101300
Kemper Intermed
Gov't Trust    Com 488413105        527 83400 Sh Sole  83400
Keytronic Corp.Com 493144109        448105500 Sh Sole 105500
LTV CorporationCom 501921100       3426630100 Sh Sole 630100
Managed MunicipCom 561662107        317 32771 Sh Sole  32771
Mentor GraphicsCom 587200106       2069241600 Sh Sole 241600
Merck & CompanyCom 589331107        299  4613 Sh Sole   4613
Microsoft CorpoCom 594918104      17765196160 Sh Sole 196160
NCH CorporationCom 628850109        357  7900 Sh Sole   7900
Newmont Mining Com 651639106        290 11200 Sh Sole  11200
Nordstroms     Com 655664100       2756102075 Sh Sole 102075
Office Depot InCom 676220106       2965282350 Sh Sole 282350
Officemax Inc. Com 67622M108       2094360175 Sh Sole 360175
Oracle Corp    Com 68389X105       4161 91450 Sh Sole  91450
Pfizer Inc.    Com 717081103        220  6135 Sh Sole   6135
Plum Creek TimbCom 729251108        606 19300 Sh Sole  19300
Qualcomm Inc.  Com 747525103       3926 20750 Sh Sole  20750
Ragen MacKenzieCom 750642100       2620149200 Sh Sole 149200
Rouse Co.      Com 779273101       1418 61650 Sh Sole  61650
Safeco         Com 786429100       4683167250 Sh Sole 167250
Schlumberger LtCom 806857108       4082 65500 Sh Sole  65500
Semitool       Com 816909105        478 54200 Sh Sole  54200
Shurgard Storag
Inc. Cl A      Com 82567D104       2563103559 Sh Sole 103559
Smith Barney In
Mun. Fund Inc. Com 831802103        288 30972 Sh Sole  30972
Starbucks Corp.Com 855244109       5407218200 Sh Sole 218200
Tenet Healthcare
Corporation    Com 88033G100       4292244350 Sh Sole 244350
Trinet Corporate
Realty Trust   Com 896287109       1533 64390 Sh Sole  64390
Umpqua HoldingsCom 904214103        488 47000 Sh Sole  47000
Union Pacific CCom 907818108       1783 37100 Sh Sole  37100
Wal-Mart StoresCom 931142103       8333175198 Sh Sole 175198
Washington Federal
Savings & Loan Com 938824109       1399 60330 Sh Sole  60330
Washington Mutual
Savings Bank   Com 939322103       3610123425 Sh Sole 123425
Western Properties
Trust          Com 959261108       1113102360 Sh Sole 102360
Wolverine WorldCom 978097103       2972261300 Sh Sole 261300

Avista Corp PfdConv.
Conv $1.24     Pref05379B503        196 11200 Sh Sole  11200

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Va $      148,784